Summary of restricted stock activity under the incentive plan for members of management (Detail) (Restricted Stock Units RSU Member, Management Member, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units RSU Member | Management Member
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	491,223	241,934	113,174
Granted	229,131	359,427	155,945
Vested	(131,324)	(96,353)	(5,156)
Forfeited	(3,783)	(13,785)	(22,029)
Ending Balance	585,247	491,223	241,934
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 20.59	$ 31.98	$ 36.06
Granted	$ 28.20	$ 17.72	$ 32.35
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Weighted Average Grant Date Fair Value	$ 31.23	$ 37.61	$ 89.97
Forfeited	$ 24.63	$ 26.59	$ 42.03
Non-vested at end of period	$ 21.16	$ 20.59	$ 31.98